Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2015